ProFund VP Semiconductor Performance Management - ProFund VP Semiconductor	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Past Does Not Indicate Future [Text]	 Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart Closing [Text Block]	Best Quarter(ended6/30/2025):41.38%Worst Quarter(ended6/30/2022):-28.86%The year-to-date return as of the most recent quarter, which ended March 31, 2026, was -2.56%.
Performance Table Heading	Average Annual Total ReturnsAs of December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	41.38%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022